Note 13 - Net Foreign Exchange Gain (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of foreign currency gains (losses) [text block]
	2023	2022	2021

Unrealised foreign exchange gain	4,217	12,736	2,755
Realised foreign exchange loss*	(6,767)	(8,325)	(1,571)
Net foreign exchange (loss) gain	(2,550)	4,411	1,184